SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Effective on or about December 13, 2021, the following information replaces the existing similar disclosure under the “Underlying Index Information” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.
Xtrackers Harvest CSI 300 China A-Shares ETF Index Description.
The Underlying Index is calculated and maintained by China Securities Index Co., Ltd. (the “Index Provider” or “CSI”).
The Underlying Index is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed for more than one year on the Science and Technology Innovation Board of the Shanghai Stock Exchange or the ChiNext Board at the Shenzen Stock Exchange and on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for more than three months for other stocks (unless the stock’s average daily A-Share market capitalization since its initial listing ranks among the top 30 of all A-Shares), have demonstrated positive performance without serious financial problems, and not be subject to abnormal volatility or other evidence of possible market manipulation. If an issuer has reported a loss in its annual report or semi-annual report, the issuer’s stock will not be removed from the index if they are already included, but an issuer with a similar situation will not be eligible for inclusion in the Underlying Index. In addition, if an issuer experiences stock price volatility that is not attributable to market demand and supply factors, but rather the possible result of market manipulation, the Index Provider will take such factor into consideration when determining whether the issuer is eligible for inclusion or continued inclusion in the Underlying Index. When determining eligibility, the Index Provider also may consider other factors, such as whether the issuer has been subject to any administrative penalty or regulatory investigation. As of July 31, 2021, the Underlying Index consisted of 300 securities with an average market capitalization of approximately $24.65 billion and a minimum market capitalization of approximately $3.56 billion. These amounts are subject to change.
When selecting constituent stocks for the Underlying Index, the Index Provider: (1) calculates the daily average trading value and daily average total market capitalization during the most recent year (or in the case of a new issue, during the time since its initial listing) for all the stocks in the stock universe; (2) ranks the stocks in the stock universe in descending order according to their average daily trading values, and excludes the bottom 50%; and (3) ranks the remaining stocks in descending order according to their average daily market capitalization and selects those which rank top 300 as constituent stocks of the Underlying Index.
The weighting of a company in the Underlying Index is intended to be a reflection of the current importance of that company in the China A-Share market as a whole.
Stocks are selected and weighted according to market capitalization. A company is heavily weighted in the Underlying Index if it has a relatively larger free-float market capitalization than the rest of the constituents in the Underlying Index. The constituents of the Underlying Index are periodically reviewed by the Index Provider to ensure that the Underlying Index continues to reflect the state and structure of the underlying market it measures. The Underlying Index is calculated in real time and is published in RMB (specifically, Chinese onshore RMB (referred to as “CNY”)). The Underlying Index is rebalanced semi-annually every June and December.
During extraordinary market conditions, the Index Provider may delay any scheduled rebalancing of the Underlying Index. During any such delay it is possible that the Underlying Index will deviate from the Underlying Index’s stated methodology.
Effective on or about December 13, 2021, the following information replaces the existing similar disclosure under the “Underlying Index Information” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Index Description.
December 9, 2021
PROSTKR21-85

The Underlying Index is calculated and maintained by CSI. The Underlying Index is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed for more than one year on the Science and Technology Innovation Board of the Shanghai Stock Exchange or the ChiNext Board at the Shenzen Stock Exchange and on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for more than three months for other stocks (unless the stock’s average daily A-Share market capitalization since its initial listing ranks among the top 30 of all A-Shares), have demonstrated positive performance without serious financial problems, and not be subject to abnormal volatility or other evidence of possible market manipulation. If an issuer has reported a loss in its annual report or semi-annual report, the issuer’s stock will not be removed from the index if they are already included, but an issuer with a similar situation will not be eligible for inclusion in the Underlying Index. In addition, if an issuer experiences stock price volatility that is not attributable to market demand and supply factors, but rather the possible result of market manipulation, the Index Provider will take such factor into consideration when determining whether the issuer is eligible for inclusion or continued inclusion in the Underlying Index. When determining eligibility, the Index Provider also may consider other factors, such as whether the issuer has been subject to any administrative penalty or regulatory investigation. As of July 31, 2021, the Underlying Index consisted of 500 securities with an average market capitalization of approximately $3.43 billion and a minimum market capitalization of approximately $680 million. These amounts are subject to change.
When selecting constituent stocks for the Underlying Index, the Index Provider: (1) calculates the daily average trading value and daily average total market capitalization during the most recent year (or in the case of a new issue, during the time since its initial listing) for all the stocks in the stock universe; (2) ranks the stocks in the stock universe (excluding the stocks either in the CSI 300 or ranked in the top 300 in Shanghai and Shenzhen stock markets by daily average total market capitalization of the past recent year) in descending order according to their average daily trading values, and excludes the bottom 20%; and (3) ranks the remaining stocks in descending order according to their average daily total market capitalization and selects those which rank top 500 as constituent stocks of the Underlying Index.
The weighting of a company in the Underlying Index is intended to be a reflection of the current importance of that company in the China A-Share market as a whole. Stocks are selected and weighted according to market capitalization. A company is heavily weighted in the Underlying Index if it has a relatively larger free-float market capitalization than the rest of the constituents in the Underlying Index. The constituents of the Underlying Index are periodically reviewed by the Index Provider to ensure that the Underlying Index continues to reflect the state and structure of the underlying market it measures. The Underlying Index is calculated in real time and is published in RMB (specifically, CNY). The Underlying Index is rebalanced semi-annually every June and December.
During extraordinary market conditions, the Index Provider may delay any scheduled rebalancing of the Underlying Index. During any such delay it is possible that the Underlying Index will deviate from the Underlying Index’s stated methodology.
Please Retain This Supplement for Future Reference
December 9, 2021
PROSTKR21-85